Summary of Operations and Significant Accounting Policies - Consolidated Balance Sheet (Detail) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jan. 03, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Total Current Assets	$ 1,528,696			$ 0
Total Assets	421,268,662			157,937
CURRENT LIABILITIES:
Accrued liabilities	67,450			0
Total Current Liabilities	36,696,665			184,847
Total Liabilities	39,696,665			184,847
Accumulated deficit	37,981,535			51,910
Total Shareholders' Deficit	(37,980,469)	$ (201,710)	$ (45,110)	(26,910)	$ (26,910)	$ (26,841)	$ (19,611)	$ 0
Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders' Deficit	421,268,662			157,937
ColdQuanta Inc dba Infleqtion [Member]
CURRENT ASSETS:
Accounts Receivable	4,532,000			4,033,000					$ 2,057,000
Unbilled receivables	3,789,000			3,558,000					1,304,000	$ 702,000
Total Current Assets	95,603,000			60,951,000					48,518,000
Property and equipment, net	8,817,000			10,015,000					10,361,000
Operating lease right-of-use assets	5,186,000			5,400,000					3,224,000
Total Assets	119,570,000			86,318,000					71,885,000
CURRENT LIABILITIES:
Accrued liabilities	8,489,000			9,278,000					3,086,000
Total Current Liabilities	18,880,000			16,727,000					9,086,000
Total Liabilities	23,190,000			21,909,000					13,074,000
Accumulated deficit	220,326,000			199,291,000					145,527,000
Total Shareholders' Deficit	(200,429,000)			(183,175,000)	$ (176,239,000)				(135,169,000)	$ (85,827,000)
Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders' Deficit	$ 119,570,000			86,318,000					$ 71,885,000
ColdQuanta Inc dba Infleqtion [Member] | Previously Reported [Member]
CURRENT ASSETS:
Accounts Receivable				3,492,000
Unbilled receivables				4,863,000
Total Current Assets				61,715,000
Property and equipment, net				9,915,000
Operating lease right-of-use assets				5,131,000
Total Assets				86,713,000
CURRENT LIABILITIES:
Accrued liabilities				9,081,000
Total Current Liabilities				16,530,000
Total Liabilities				21,712,000
Accumulated deficit				198,699,000
Total Shareholders' Deficit				(182,583,000)
Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders' Deficit				86,713,000
ColdQuanta Inc dba Infleqtion [Member] | Revision of Prior Period, Adjustment [Member]
CURRENT ASSETS:
Accounts Receivable				541,000
Unbilled receivables				(1,305,000)
Total Current Assets				(764,000)
Property and equipment, net				100,000
Operating lease right-of-use assets				269,000
Total Assets				(395,000)
CURRENT LIABILITIES:
Accrued liabilities				197,000
Total Current Liabilities				197,000
Total Liabilities				197,000
Accumulated deficit				592,000
Total Shareholders' Deficit				(592,000)
Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders' Deficit				$ (395,000)